Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Account Value	$ 12,120	$ 12,120	$ 12,120	$ 11,262	$ 11,301	$ 11,398	$ 11,476	$ 11,023	$ 11,487	$ 10,934	$ 11,114	$ 10,378	$ 10,144	$ 10,144	$ 10,084	$ 9,503	$ 9,564	$ 9,680	$ 9,740	$ 9,380	$ 8,860	$ 9,418	$ 9,252	$ 9,248	$ 9,578	$ 9,201	$ 9,726	$ 9,342	$ 8,444	$ 9,353	$ 9,319	$ 8,568	$ 9,660	$ 9,019	$ 9,168	$ 8,482	$ 8,130	$ 7,641	$ 7,410	$ 7,905	$ 7,387	$ 7,192	$ 7,225	$ 7,516	$ 7,213	$ 6,848	$ 6,526	$ 6,031	$ 5,658	$ 5,461	$ 5,314	$ 4,567	$ 4,535	$ 5,120	$ 5,057	$ 5,078	$ 5,255	$ 4,888	$ 3,700	$ 6,178	$ 7,004	$ 7,504	$ 6,803	$ 7,094	$ 7,425	$ 7,194	$ 7,689	$ 7,927	$ 7,685	$ 7,940	$ 8,126	$ 7,775	$ 7,775	$ 6,755	$ 7,510	$ 7,597	$ 8,136	$ 8,219	$ 8,238	$ 7,990	$ 7,868	$ 7,403	$ 6,996	$ 7,261	$ 7,974	$ 7,833	$ 7,497	$ 7,506	$ 7,794	$ 7,652	$ 7,938	$ 7,689	$ 7,617	$ 7,891	$ 8,001	$ 7,889	$ 7,871	$ 7,835	$ 7,574	$ 7,313	$ 7,691	$ 7,299	$ 7,076	$ 7,023	$ 6,714	$ 6,520	$ 5,877	$ 5,389	$ 5,311	$ 5,756	$ 6,415	$ 7,008	$ 6,553	$ 7,708	$ 8,396	$ 8,906	$ 9,369	$ 9,630	$ 9,209	$ 9,258	$ 8,941	$ 9,425	$ 9,550
Average Annual Return, Percent	14.78%	11.21%	1.94%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	20.18%	12.24%	2.41%
Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
Account Value	$ 11,884	$ 11,884	$ 11,884	11,054	11,092	11,194	11,270	10,837	11,304	10,758	10,949	10,232	10,001	10,001	9,958	9,382	9,454	9,561	9,633	9,288	8,775	9,329	9,176	9,178	9,506	9,143	9,659	9,287	8,392	9,307	9,284	8,534	9,619	9,000	9,138	8,465	8,112	7,634	7,416	7,902	7,393	7,198	7,242	7,534	7,242	6,874	6,550	6,061	5,685	5,497	5,347	4,603	4,570	5,161	5,107	5,128	5,306	4,933	3,740	6,247	7,086	7,594	6,883	7,179	7,526	7,293	7,808	8,051	7,807	8,068	8,268	7,921	7,911	6,878	7,653	7,742	8,304	8,393	8,423	8,168	8,054	7,577	7,168	7,433	8,177	8,032	7,689	7,708	8,005	7,872	8,166	7,919	7,839	8,132	8,245	8,134	8,125	8,087	7,820	7,559	7,950	7,556	7,324	7,278	6,958	6,765	6,096	5,589	5,516	5,980	6,669	7,289	6,822	8,033	8,744	9,286	9,775	10,057	9,616	9,679	9,355	9,863	10,000
Average Annual Return, Percent	18.35%	11.54%	1.74%
Class C | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	19.35%	11.54%	1.74%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Account Value	$ 131,394	$ 131,394	$ 131,394	122,250	122,531	123,483	124,323	119,283	124,369	118,394	120,339	112,224	109,701	109,701	108,948	102,677	103,330	104,494	105,141	101,261	95,568	101,581	99,790	99,790	103,336	99,157	104,716	100,578	90,921	100,610	100,238	92,174	103,808	96,928	98,403	91,109	87,206	81,961	79,532	84,843	79,170	77,126	77,484	80,474	77,285	73,373	69,936	64,590	60,605	58,495	56,888	48,910	48,563	54,639	54,072	54,185	56,034	52,112	39,448	65,856	74,644	79,960	72,425	75,518	79,038	76,618	81,880	84,301	81,668	84,373	86,454	82,661	82,558	71,736	79,777	80,593	86,306	87,205	87,407	84,679	83,416	78,403	74,092	76,828	84,461	82,974	79,359	79,457	82,399	80,923	83,934	81,311	80,474	83,362	84,517	83,181	83,086	82,609	79,887	77,051	81,022	76,936	74,500	73,937	70,633	68,596	61,838	56,683	55,767	60,529	67,475	73,609	68,828	80,937	88,060	93,492	98,254	100,989	96,579	97,016	93,694	98,764	100,000
Average Annual Return, Percent	20.60%	12.65%	2.77%
Class R
Account Value [Line Items]
Line Graph and Table Measure Name			Class R
Account Value	$ 12,487	$ 12,487	$ 12,487	11,620	11,660	11,751	11,831	11,366	11,852	11,284	11,469	10,710	10,457	10,470	10,412	9,814	9,877	9,988	10,062	9,691	9,147	9,722	9,563	9,552	9,904	9,516	10,049	9,652	8,726	9,669	9,634	8,860	9,988	9,327	9,481	8,778	8,402	7,909	7,674	8,186	7,640	7,441	7,487	7,787	7,477	7,088	6,767	6,258	5,861	5,657	5,508	4,736	4,702	5,309	5,243	5,265	5,445	5,075	3,845	6,409	7,266	7,784	7,059	7,361	7,705	7,477	7,991	8,238	7,984	8,249	8,452	8,091	8,081	7,020	7,809	7,899	8,459	8,550	8,579	8,311	8,193	7,700	7,286	7,554	8,306	8,159	7,803	7,822	8,112	7,976	8,273	8,014	7,941	8,226	8,340	8,218	8,208	8,171	7,901	7,630	8,023	7,617	7,385	7,329	7,017	6,815	6,144	5,628	5,546	6,020	6,711	7,321	6,854	8,062	8,772	9,313	9,800	10,082	9,633	9,689	9,357	9,863	10,000
Average Annual Return, Percent	19.92%	12.08%	2.25%
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Account Value	$ 13,152	$ 13,152	$ 13,152	12,224	12,266	12,347	12,431	11,941	12,450	11,839	12,033	11,235	10,969	10,969	10,907	10,280	10,345	10,462	10,527	10,126	9,569	10,158	9,991	9,979	10,333	9,928	10,484	10,070	9,092	10,061	10,023	9,217	10,380	9,705	9,852	9,111	8,720	8,196	7,965	8,484	7,917	7,712	7,748	8,047	7,728	7,337	6,993	6,459	6,060	5,849	5,689	4,891	4,856	5,464	5,407	5,430	5,615	5,211	3,945	6,596	7,464	7,996	7,253	7,552	7,904	7,662	8,178	8,430	8,167	8,438	8,646	8,266	8,256	7,174	7,978	8,059	8,631	8,721	8,741	8,468	8,342	7,840	7,409	7,683	8,446	8,288	7,926	7,946	8,240	8,092	8,394	8,122	8,038	8,336	8,452	8,318	8,309	8,261	7,979	7,705	8,102	7,694	7,450	7,394	7,063	6,860	6,184	5,659	5,577	6,053	6,738	7,361	6,883	8,094	8,806	9,349	9,825	10,099	9,658	9,702	9,369	9,876	10,000
Average Annual Return, Percent	20.59%	12.63%	2.78%
Class A - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 35,002	$ 35,002	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132	12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,447	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Average Annual Return, Percent	33.89%	15.76%	13.34%
Class C - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 35,002	$ 35,002	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132	12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,447	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Average Annual Return, Percent	33.89%	15.76%	13.34%
Class I - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 350,020	$ 350,020	$ 350,020	330,613	333,639	326,662	318,926	315,091	304,176	289,806	302,147	292,729	277,891	273,298	261,422	239,545	244,690	256,940	261,098	252,971	237,292	236,265	232,634	224,395	230,007	216,409	229,640	217,486	201,197	221,606	231,028	211,525	230,556	230,133	252,119	243,093	250,596	264,271	252,935	254,700	238,024	249,634	242,268	236,647	231,248	229,644	218,009	208,862	203,257	205,330	197,728	178,219	183,088	190,320	177,557	168,080	164,802	157,310	139,435	159,084	173,355	173,423	168,342	162,445	159,001	156,081	158,593	156,346	146,053	155,964	149,895	147,038	142,463	131,894	144,985	142,089	152,513	151,650	146,865	141,595	140,729	137,420	136,895	140,464	145,839	137,942	136,425	132,365	129,347	126,733	126,346	123,800	123,032	121,325	120,092	119,952	115,371	113,223	111,029	107,064	109,053	109,032	108,879	105,008	104,737	102,889	102,491	95,980	96,110	101,128	102,749	102,444	94,475	96,872	103,092	100,976	102,970	101,662	100,696	102,314	96,754	99,748	100,000
Average Annual Return, Percent	33.89%	15.76%	13.34%
Class R - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 35,002	$ 35,002	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132	12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,447	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Average Annual Return, Percent	33.89%	15.76%	13.34%
Class Z - S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index2
Account Value	$ 35,002	$ 35,002	$ 35,002	33,061	33,364	32,666	31,893	31,509	30,418	28,981	30,215	29,273	27,789	27,330	26,142	23,955	24,469	25,694	26,110	25,297	23,729	23,626	23,263	22,440	23,001	21,641	22,964	21,749	20,120	22,161	23,103	21,152	23,056	23,013	25,212	24,309	25,060	26,427	25,294	25,470	23,802	24,963	24,227	23,665	23,125	22,964	21,801	20,886	20,326	20,533	19,773	17,822	18,309	19,032	17,756	16,808	16,480	15,731	13,944	15,908	17,335	17,342	16,834	16,245	15,900	15,608	15,859	15,635	14,605	15,596	14,989	14,704	14,246	13,189	14,498	14,209	15,251	15,165	14,686	14,160	14,073	13,742	13,689	14,046	14,584	13,794	13,642	13,237	12,935	12,673	12,635	12,380	12,303	12,132	12,009	11,995	11,537	11,322	11,103	10,706	10,905	10,903	10,888	10,501	10,474	10,289	10,249	9,598	9,611	10,113	10,275	10,244	9,447	9,687	10,309	10,098	10,297	10,166	10,070	10,231	9,675	9,975	10,000
Average Annual Return, Percent	33.89%	15.76%	13.34%
Class A - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 14,617	$ 14,617	$ 14,617	13,569	13,446	13,851	14,153	13,844	14,031	14,089	14,216	13,204	12,872	12,808	12,779	11,990	12,044	12,157	12,263	11,772	11,101	11,786	11,662	11,501	11,984	11,569	12,149	11,596	10,530	11,674	11,598	10,649	12,022	11,230	11,454	10,599	10,199	9,488	9,174	9,777	9,225	9,048	9,052	9,325	9,154	8,755	8,310	7,749	7,297	7,040	6,940	5,937	5,843	6,616	6,473	6,506	6,603	6,138	4,426	7,458	8,405	8,905	8,043	8,339	8,681	8,374	8,737	8,990	8,795	9,003	9,154	8,747	8,708	7,503	8,294	8,301	8,962	9,119	9,242	8,912	8,742	8,322	7,910	8,188	9,150	9,114	8,774	8,835	9,145	8,895	9,193	8,935	8,818	9,131	9,284	9,246	9,165	9,044	8,677	8,345	8,730	8,281	8,038	7,993	7,589	7,413	6,733	6,072	6,013	6,301	6,851	7,468	6,971	8,087	8,732	9,088	9,541	10,024	9,502	9,567	9,341	10,023	10,000
Average Annual Return, Percent	14.39%	12.68%	3.87%
Class A - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 26,075	$ 26,075	$ 26,075	24,931	25,436	24,979	24,335	23,914	23,437	22,435	23,301	22,575	21,657	21,400	20,399	18,650	19,208	20,074	20,565	19,896	18,762	18,951	18,624	18,066	18,511	17,288	18,055	16,881	15,750	17,364	18,122	16,789	18,381	18,367	20,031	19,496	20,002	21,119	20,254	20,707	19,597	20,446	19,950	19,599	19,311	19,037	18,190	17,604	17,165	17,337	16,632	14,746	15,213	15,757	14,770	14,095	13,732	13,099	11,809	13,610	14,867	14,958	14,523	14,130	13,779	13,492	13,774	13,706	12,858	13,646	13,178	13,008	12,628	11,716	12,680	12,538	13,532	13,457	13,292	12,890	12,896	12,816	12,662	12,952	13,512	12,834	12,663	12,395	12,165	11,898	11,881	11,603	11,559	11,319	11,154	11,037	10,739	10,486	10,241	10,095	10,295	10,240	10,232	9,817	9,928	9,873	9,719	9,101	9,170	9,753	9,928	9,977	9,245	9,599	10,279	10,098	10,338	10,302	10,066	10,226	9,660	9,839	10,000
Average Annual Return, Percent	27.83%	12.41%	10.06%
Class C - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 14,617	$ 14,617	$ 14,617	13,569	13,446	13,851	14,153	13,844	14,031	14,089	14,216	13,204	12,872	12,808	12,779	11,990	12,044	12,157	12,263	11,772	11,101	11,786	11,662	11,501	11,984	11,569	12,149	11,596	10,530	11,674	11,598	10,649	12,022	11,230	11,454	10,599	10,199	9,488	9,174	9,777	9,225	9,048	9,052	9,325	9,154	8,755	8,310	7,749	7,297	7,040	6,940	5,937	5,843	6,616	6,473	6,506	6,603	6,138	4,426	7,458	8,405	8,905	8,043	8,339	8,681	8,374	8,737	8,990	8,795	9,003	9,154	8,747	8,708	7,503	8,294	8,301	8,962	9,119	9,242	8,912	8,742	8,322	7,910	8,188	9,150	9,114	8,774	8,835	9,145	8,895	9,193	8,935	8,818	9,131	9,284	9,246	9,165	9,044	8,677	8,345	8,730	8,281	8,038	7,993	7,589	7,413	6,733	6,072	6,013	6,301	6,851	7,468	6,971	8,087	8,732	9,088	9,541	10,024	9,502	9,567	9,341	10,023	10,000
Average Annual Return, Percent	14.39%	12.68%	3.87%
Class C - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 26,075	$ 26,075	$ 26,075	24,931	25,436	24,979	24,335	23,914	23,437	22,435	23,301	22,575	21,657	21,400	20,399	18,650	19,208	20,074	20,565	19,896	18,762	18,951	18,624	18,066	18,511	17,288	18,055	16,881	15,750	17,364	18,122	16,789	18,381	18,367	20,031	19,496	20,002	21,119	20,254	20,707	19,597	20,446	19,950	19,599	19,311	19,037	18,190	17,604	17,165	17,337	16,632	14,746	15,213	15,757	14,770	14,095	13,732	13,099	11,809	13,610	14,867	14,958	14,523	14,130	13,779	13,492	13,774	13,706	12,858	13,646	13,178	13,008	12,628	11,716	12,680	12,538	13,532	13,457	13,292	12,890	12,896	12,816	12,662	12,952	13,512	12,834	12,663	12,395	12,165	11,898	11,881	11,603	11,559	11,319	11,154	11,037	10,739	10,486	10,241	10,095	10,295	10,240	10,232	9,817	9,928	9,873	9,719	9,101	9,170	9,753	9,928	9,977	9,245	9,599	10,279	10,098	10,338	10,302	10,066	10,226	9,660	9,839	10,000
Average Annual Return, Percent	27.83%	12.41%	10.06%
Class I - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 146,174	$ 146,174	$ 146,174	135,689	134,456	138,508	141,527	138,437	140,305	140,892	142,155	132,042	128,721	128,076	127,786	119,897	120,437	121,565	122,632	117,716	111,008	117,857	116,621	115,010	119,837	115,694	121,494	115,962	105,297	116,740	115,978	106,493	120,215	112,304	114,541	105,987	101,990	94,884	91,745	97,767	92,253	90,479	90,517	93,251	91,542	87,551	83,097	77,488	72,974	70,396	69,397	59,366	58,429	66,157	64,732	65,056	66,028	61,381	44,255	74,575	84,053	89,048	80,433	83,395	86,806	83,736	87,374	89,898	87,950	90,030	91,541	87,475	87,078	75,028	82,939	83,007	89,622	91,186	92,420	89,120	87,418	83,224	79,098	81,884	91,500	91,135	87,736	88,348	91,447	88,955	91,930	89,355	88,181	91,305	92,836	92,458	91,648	90,445	86,773	83,453	87,304	82,805	80,376	79,933	75,887	74,135	67,334	60,716	60,126	63,006	68,514	74,683	69,715	80,873	87,322	90,879	95,408	100,239	95,017	95,672	93,407	100,230	100,000
Average Annual Return, Percent	14.39%	12.68%	3.87%
Class I - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 260,754	$ 260,754	$ 260,754	249,314	254,360	249,785	243,353	239,139	234,370	224,352	233,007	225,753	216,571	214,003	203,988	186,503	192,076	200,736	205,648	198,964	187,617	189,509	186,244	180,662	185,112	172,879	180,547	168,809	157,499	173,641	181,217	167,887	183,809	183,670	200,311	194,960	200,019	211,193	202,537	207,074	195,974	204,464	199,499	195,988	193,110	190,367	181,902	176,044	171,646	173,369	166,318	147,463	152,129	157,565	147,697	140,954	137,321	130,993	118,092	136,105	148,671	149,582	145,231	141,296	137,789	134,918	137,736	137,057	128,584	136,457	131,784	130,076	126,279	117,163	126,805	125,380	135,316	134,567	132,922	128,897	128,958	128,155	126,618	129,522	135,120	128,343	126,631	123,945	121,646	118,976	118,809	116,032	115,587	113,193	111,541	110,365	107,386	104,855	102,405	100,953	102,946	102,402	102,317	98,169	99,282	98,727	97,189	91,013	91,696	97,530	99,275	99,772	92,446	95,986	102,788	100,976	103,380	103,025	100,664	102,265	96,605	98,388	100,000
Average Annual Return, Percent	27.83%	12.41%	10.06%
Class R - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 14,617	$ 14,617	$ 14,617	13,569	13,446	13,851	14,153	13,844	14,031	14,089	14,216	13,204	12,872	12,808	12,779	11,990	12,044	12,157	12,263	11,772	11,101	11,786	11,662	11,501	11,984	11,569	12,149	11,596	10,530	11,674	11,598	10,649	12,022	11,230	11,454	10,599	10,199	9,488	9,174	9,777	9,225	9,048	9,052	9,325	9,154	8,755	8,310	7,749	7,297	7,040	6,940	5,937	5,843	6,616	6,473	6,506	6,603	6,138	4,426	7,458	8,405	8,905	8,043	8,339	8,681	8,374	8,737	8,990	8,795	9,003	9,154	8,747	8,708	7,503	8,294	8,301	8,962	9,119	9,242	8,912	8,742	8,322	7,910	8,188	9,150	9,114	8,774	8,835	9,145	8,895	9,193	8,935	8,818	9,131	9,284	9,246	9,165	9,044	8,677	8,345	8,730	8,281	8,038	7,993	7,589	7,413	6,733	6,072	6,013	6,301	6,851	7,468	6,971	8,087	8,732	9,088	9,541	10,024	9,502	9,567	9,341	10,023	10,000
Average Annual Return, Percent	14.39%	12.68%	3.87%
Class R - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 26,075	$ 26,075	$ 26,075	24,931	25,436	24,979	24,335	23,914	23,437	22,435	23,301	22,575	21,657	21,400	20,399	18,650	19,208	20,074	20,565	19,896	18,762	18,951	18,624	18,066	18,511	17,288	18,055	16,881	15,750	17,364	18,122	16,789	18,381	18,367	20,031	19,496	20,002	21,119	20,254	20,707	19,597	20,446	19,950	19,599	19,311	19,037	18,190	17,604	17,165	17,337	16,632	14,746	15,213	15,757	14,770	14,095	13,732	13,099	11,809	13,610	14,867	14,958	14,523	14,130	13,779	13,492	13,774	13,706	12,858	13,646	13,178	13,008	12,628	11,716	12,680	12,538	13,532	13,457	13,292	12,890	12,896	12,816	12,662	12,952	13,512	12,834	12,663	12,395	12,165	11,898	11,881	11,603	11,559	11,319	11,154	11,037	10,739	10,486	10,241	10,095	10,295	10,240	10,232	9,817	9,928	9,873	9,719	9,101	9,170	9,753	9,928	9,977	9,245	9,599	10,279	10,098	10,338	10,302	10,066	10,226	9,660	9,839	10,000
Average Annual Return, Percent	27.83%	12.41%	10.06%
Class Z - Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name			Linked Index1
Account Value	$ 14,617	$ 14,617	$ 14,617	13,569	13,446	13,851	14,153	13,844	14,031	14,089	14,216	13,204	12,872	12,808	12,779	11,990	12,044	12,157	12,263	11,772	11,101	11,786	11,662	11,501	11,984	11,569	12,149	11,596	10,530	11,674	11,598	10,649	12,022	11,230	11,454	10,599	10,199	9,488	9,174	9,777	9,225	9,048	9,052	9,325	9,154	8,755	8,310	7,749	7,297	7,040	6,940	5,937	5,843	6,616	6,473	6,506	6,603	6,138	4,426	7,458	8,405	8,905	8,043	8,339	8,681	8,374	8,737	8,990	8,795	9,003	9,154	8,747	8,708	7,503	8,294	8,301	8,962	9,119	9,242	8,912	8,742	8,322	7,910	8,188	9,150	9,114	8,774	8,835	9,145	8,895	9,193	8,935	8,818	9,131	9,284	9,246	9,165	9,044	8,677	8,345	8,730	8,281	8,038	7,993	7,589	7,413	6,733	6,072	6,013	6,301	6,851	7,468	6,971	8,087	8,732	9,088	9,541	10,024	9,502	9,567	9,341	10,023	10,000
Average Annual Return, Percent	14.39%	12.68%	3.87%
Class Z - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net2
Account Value	$ 26,075	$ 26,075	$ 26,075	$ 24,931	$ 25,436	$ 24,979	$ 24,335	$ 23,914	$ 23,437	$ 22,435	$ 23,301	$ 22,575	$ 21,657	$ 21,400	$ 20,399	$ 18,650	$ 19,208	$ 20,074	$ 20,565	$ 19,896	$ 18,762	$ 18,951	$ 18,624	$ 18,066	$ 18,511	$ 17,288	$ 18,055	$ 16,881	$ 15,750	$ 17,364	$ 18,122	$ 16,789	$ 18,381	$ 18,367	$ 20,031	$ 19,496	$ 20,002	$ 21,119	$ 20,254	$ 20,707	$ 19,597	$ 20,446	$ 19,950	$ 19,599	$ 19,311	$ 19,037	$ 18,190	$ 17,604	$ 17,165	$ 17,337	$ 16,632	$ 14,746	$ 15,213	$ 15,757	$ 14,770	$ 14,095	$ 13,732	$ 13,099	$ 11,809	$ 13,610	$ 14,867	$ 14,958	$ 14,523	$ 14,130	$ 13,779	$ 13,492	$ 13,774	$ 13,706	$ 12,858	$ 13,646	$ 13,178	$ 13,008	$ 12,628	$ 11,716	$ 12,680	$ 12,538	$ 13,532	$ 13,457	$ 13,292	$ 12,890	$ 12,896	$ 12,816	$ 12,662	$ 12,952	$ 13,512	$ 12,834	$ 12,663	$ 12,395	$ 12,165	$ 11,898	$ 11,881	$ 11,603	$ 11,559	$ 11,319	$ 11,154	$ 11,037	$ 10,739	$ 10,486	$ 10,241	$ 10,095	$ 10,295	$ 10,240	$ 10,232	$ 9,817	$ 9,928	$ 9,873	$ 9,719	$ 9,101	$ 9,170	$ 9,753	$ 9,928	$ 9,977	$ 9,245	$ 9,599	$ 10,279	$ 10,098	$ 10,338	$ 10,302	$ 10,066	$ 10,226	$ 9,660	$ 9,839	$ 10,000
Average Annual Return, Percent	27.83%	12.41%	10.06%